SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 88.1%
Alabama - 0.3%
Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	369,520
Stadium Trace Village Improvement District Rev.	485,000	3.63	3/1/36	378,557

				748,077

Alaska - 0.2%
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	250,000	5.50	N/A	650
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,127
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	268,056

				518,833

Arizona - 0.9%
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	525,000
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	100,000	5.50	7/1/31	70,000
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	525,000
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	200,000	6.00	7/1/51	140,000
Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	356,933
Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	7.00	11/15/57	356,692
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	340,000	4.70	10/1/24	330,096

				2,303,721

Arkansas - 0.2%
Mountain Home City Sales & Use Tax Rev.	490,000	2.00	9/1/38	355,652

California - 4.2%
CA G.O.	500,000	5.50	12/1/52	534,945
CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	511,980
CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	206,187
CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	305,169
CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	500,000	5.00	11/15/46	420,805
CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	250,000	5.00	11/15/56	201,770
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	1,111,110
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	636,260
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	274,883
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,152,217
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	263,180
Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	426,105
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	677,844
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.76	6/1/39	435,980
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	403,848
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	65,000	6.50	12/1/37	71,153
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	180,000	6.50	12/1/37	198,491
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	205,000	6.50	12/1/37	226,968
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	570,666
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,104,120
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	602,860

				10,336,541

Colorado - 4.0%
Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	233,744

DECEMBER 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	459,122
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	333,067
Chambers Highpoint Metropolitan District No. 2 G.O.	515,000	5.00	12/1/41	457,449
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,400
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	352,960
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	338,669
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	636,242
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	640,465
Colliers Hill Metro District No. 2 G.O.	600,000	6.00	12/15/47	493,836
Crossroads Metropolitan District No. 1 G.O.	500,000	6.50	12/1/51	464,190
Denver City & County Housing Auth. Rev. (Sustainability Bonds - Thrive Proj.)	500,000	2.05	2/1/39	354,130
Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	930,570
Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	427,475
Raindance Metropolitan District No. 2 G.O.	330,000	5.00	12/1/39	307,019
Reunion Metropolitan District Rev.	588,723	3.63	12/1/44	420,371
Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	472,520
Sagebrush Farm Metropolitan District No. 1 G.O.	750,000	6.38	12/1/42	744,510
Sky Ranch Community Auth. Board Rev.	500,000	5.75	12/1/52	453,825
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	432,790
Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	432,125
Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	366,355

				10,001,834

Connecticut - 0.7%
CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	250,007
CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	224,380
CT Hsg. Finance Auth. Rev.	100,000	3.88	11/15/35	98,025
CT Hsg. Finance Auth. Rev.	865,000	2.55	6/15/46	627,272
Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	351,974
Steel Point Infrastructure Improvement District Rev. (Steelpointe Harbor Proj.) [4]	350,000	4.00	4/1/51	258,248

				1,809,906

District of Columbia - 0.7%
District of Columbia Hsg. Finance Agency Rev. (FHA Insured)	1,500,000	2.50	3/1/42	1,069,230
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	582,132

				1,651,362

Florida - 14.5%
Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	340,259
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	150,000	6.25	5/1/35	154,321
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	510,790
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	306,531
Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	148,500
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	57,500
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	190,500
Celebration Pointe Community Dev. District Special Assessment Rev.	240,000	5.00	5/1/32	239,275
CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	378,065
Cobblestone Community Dev. District Special Assessment [4]	630,000	4.20	5/1/42	531,266
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	250,000	7.25	5/15/26	145,000

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	750,000	8.13	5/15/44	435,000
Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	472,470
Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	300,348
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	395,000	3.75	10/1/49	384,785
FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	451,920
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	566,949
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) 1, [4]	500,000	7.25	7/1/57	498,510
FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	455,785
FL Dev. Finance Corp. Rev. (Mayflower Retirement Community) [4]	330,000	2.38	6/1/27	293,802
FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.)	650,000	5.00	6/1/51	518,687
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	319,000	4.20	1/1/45	308,846
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	790,000	5.05	7/1/47	823,370
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.30	7/1/49	243,543
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	735,000	2.75	7/1/50	596,930
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,405,000	2.30	1/1/52	932,274
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.55	7/1/52	480,060
FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	940,390
Gramercy Farms Community Dev. District Special Assessment [6]	260,000	3.24	5/1/39	135,200
Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	480,143
Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	220,842
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	200,054
Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	375,350
Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	430,515
Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	273,153
Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	460,515
Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	203,933
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	99,387
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	410,634
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	487,768
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	100,000	6.70	5/1/33	100,476
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	300,435
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	397,168
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	306,728
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	391,515
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	292,467
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	547,008
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	386,438
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	346,709
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	314,221
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	300,000	4.50	5/1/49	252,216
Laurel Road Community Dev. District Special Assessment	700,000	3.13	5/1/31	601,104
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	418,335
LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	296,214
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	248,965
Meadow View at Twin Creeks Community Dev. District Special Assessment	225,000	3.75	5/1/52	159,107
Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	183,875

DECEMBER 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	550,000	4.20	5/1/35	497,574
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	504,065
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	245,173
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	558,723
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	511,580
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	220,000	4.00	9/1/48	220,275
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	267,315
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	503,280
Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	484,455
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	332,810
Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	4.00	6/1/41	388,505
Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	375,515
Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	387,645
Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	204,155
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	478,650
Pompano Beach Rev. (John Knox Village Proj.)	1,000,000	5.00	9/1/44	956,590
River Landing Community Dev. District Special Assessment	415,000	4.25	11/1/35	368,034
Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	220,110
Sandridge Community Dev. District Special Assessment	500,000	3.88	5/1/41	401,540
Sawyers Landing Community Dev. District Special Assessment Rev.	590,000	3.25	5/1/26	562,152
Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	420,025
Sawyers Landing Community Dev. District Special Assessment Rev.	1,250,000	4.25	5/1/53	980,750
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	471,725
Southern Groves Community Dev. District No. 5 Special Assessment	285,000	4.00	5/1/48	220,274
St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	866,740
Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	328,461
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	97,383
Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	484,079
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	298,452
Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	209,210
University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	619,688
Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	186,875
Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	500,660
Windward at Lakewood Ranch Community Dev. District Special Assessment	450,000	4.25	5/1/52	353,628
Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	241,678
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	189,000

				35,962,928

Georgia - 2.3%
Burke Co. Dev. Auth. Rev. (Georgia Transmission Corp. Vogtle Proj.) [14]	740,000	2.75	1/1/52	481,511
Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	352,782
Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	564,044
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	525,565
GA Housing & Finance Authority Rev.	595,000	3.85	12/1/41	569,367
GA Housing & Finance Authority Rev.	900,000	3.50	12/1/46	769,014

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	478,196
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	500,650
Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	576,954
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	523,575
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	350,350

				5,692,008

Idaho - 0.5%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	92,289
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	245,497
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	205,780
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	357,835
Spring Valley Community Infrastructure District. No. 1 Special Assessment [4]	500,000	3.75	9/1/51	357,915

				1,259,316

Illinois - 4.6%
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,014,217
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	497,760
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	515,065
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	500,445
Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	524,550
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	479,640
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	448,500
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,091,460
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	459,620
IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	852,560
IL Fin. Auth. Rev. (Plymouth Place, Inc.)	500,000	6.00	11/15/27	501,235
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	100,070
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	442,535
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	647,010
IL G.O.	250,000	5.50	7/1/33	250,885
IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	512,465
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	190,000	4.00	10/1/48	190,152
IL Rev.	500,000	5.00	6/15/33	517,560
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,021,720
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	480,250
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2,15]	325,000	7.00	N/A	48,750
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	231,680

				11,328,129

Indiana - 1.1%
IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	408,020
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	791,903
IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	163,504
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	357,882
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	436,795
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	261,603
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	356,580

				2,776,287

DECEMBER 31, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Iowa - 1.2%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	590,226
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	471,029
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	750,000	5.00	5/15/48	621,510
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	332,810
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	345,693
IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	486,710

				2,847,978

Kansas - 0.2%
Wyandotte County Unified Government (Village East Proj.) [4]	500,000	5.25	9/1/35	471,765

Louisiana - 2.0%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	7,997	5.00	11/1/40	7,874
LA Hsg. Corp. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	750,000	2.55	12/1/46	519,900
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	390,000	2.50	12/1/45	319,874
LA Local Government Environmental Facilities & Community Development Auth.	400,000	5.25	11/15/25	395,688
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	500,735
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	300,267
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	416,795
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	292,584
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	314,634
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	403,964
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	715,000	4.00	11/1/46	522,601
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	308,385
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	520,000	3.79	2/15/36	511,540

				4,814,841

Maine - 0.1%
ME State Hsg. Auth. Rev.	310,000	3.85	11/15/40	299,959

Maryland - 0.4%
MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	355,570
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	332,441
Montgomery Co. Housing Opportunities Commission Rev.	245,000	4.00	7/1/38	233,536

				921,547

Massachusetts - 3.0%
MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,482,099
MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,123,230
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	304,017
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	384,016
MA Education Finance Auth. Education Rev.	90,000	3.63	7/1/34	87,047
MA Education Finance Auth. Education Rev.	185,000	2.63	7/1/36	175,071
MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	713,755
MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	656,970
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	250,185
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	489,655
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	459,085
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	785,484

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Northbridge Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	500,310

				7,410,924

Michigan - 3.7%
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	298,560
City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	428,005
MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	328,560
MI Finance Auth. Rev. (Madison Academy Proj.)	255,000	4.25	12/1/39	195,990
MI Hsg. Dev. Auth. Rev.	600,000	5.20	12/1/40	625,344
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	266,745
MI Hsg. Dev. Auth. Rev.	500,000	3.35	10/1/49	387,845
MI Hsg. Dev. Auth. Rev.	295,000	3.15	6/1/50	272,784
MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,394,940
MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,257,115
MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,356,460
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	205,000	6.35	11/1/28	205,133
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	372,645
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	165,422
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	135,397
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	256,293
Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	299,593

				9,246,831

Minnesota - 0.1%
Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	276,901

Mississippi - 0.9%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	873,590
MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	398,345
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.55	6/1/42	773,360
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	150,000	4.00	12/1/43	149,991

				2,195,286

Missouri - 1.1%
Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	215,000	3.50	11/1/40	179,166
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,572
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	197,840
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	625,278
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	770,170
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	290,000	3.35	11/1/49	254,196
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	315,375
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	355,000	2.40	11/1/51	262,810

				2,610,407

Montana - 0.4%
MT Board of Housing Single Family Rev.	460,000	2.40	12/1/45	327,018
MT Board of Housing Single Family Rev.	500,000	4.55	6/1/52	480,065
MT Board of Housing Single Family Rev. (BRD Insured)	235,000	4.00	6/1/45	228,942

				1,036,025

Nebraska - 0.0%
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015

DECEMBER 31, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	80,000	3.05	9/1/42	75,974

				92,989

Nevada - 1.1%
City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	467,750
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	340,371
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	541,530
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.35	10/1/49	435,829
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.40	10/1/49	468,264
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	355,316

				2,609,060

New Hampshire - 0.2%
NH Hsg. Finance Auth. Rev.	500,000	6.00	7/1/53	545,280

New Jersey - 3.4%
NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	420,530
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	250,957
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	508,945
NJ Higher Education Student Assistance Auth. Rev.	1,055,000	3.50	12/1/39	1,015,659
NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	891,770
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	770,000	3.75	10/1/35	729,998
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	2,000,000	4.50	10/1/42	1,958,640
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	513,971
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	360,000	4.50	10/1/48	365,494
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	435,000	4.00	4/1/49	385,928
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	815,000	2.45	10/1/50	585,692
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	519,415
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	286,446

				8,433,445

New Mexico - 2.2%
Las Vegas NM Gross Receipts Tax Rev.	410,000	4.00	6/1/28	410,213
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	290,000	3.85	7/1/43	280,537
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.85	7/1/43	471,777
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	262,566
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	990,000	3.95	9/1/47	872,438
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	7/1/48	464,870
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	705,000	3.35	7/1/49	584,389
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	4.00	7/1/49	289,461
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.00	7/1/50	350,958
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	334,971
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	417,534
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	692,800

				5,432,514

New York - 5.2%
Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	557,219
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	351,379
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	281,814
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	266,940

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	343,580
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	422,450
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.80	2/1/50	333,225
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.60	11/1/56	593,020
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	609,830
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	753,990
New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	724,238
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	660,000	4.00	1/1/30	588,647
NY Mortgage Agency Rev.	905,000	3.80	10/1/48	840,854
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	309,102
NY State Housing Finance Agency Rev.	500,000	2.85	11/1/51	340,405
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	550,281
NY State Mortgage Agency Rev.	580,000	2.20	4/1/36	440,319
NY State Mortgage Agency Rev.	1,000,000	2.45	10/1/45	680,150
NY State Mortgage Agency Rev.	980,000	2.50	10/1/46	668,066
NY State Mortgage Agency Rev.	1,490,000	3.30	10/1/47	1,182,226
NY State Mortgage Agency Rev.	1,625,000	2.55	4/1/50	1,059,354
Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	3.60	7/1/29	307,191
Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	280,073
Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	360,945

				12,845,298

North Carolina - 1.5%
Mecklenburg Co. Rev. (Little Rock Apts)	495,000	5.38	1/1/36	495,886
NC Education Assistance Auth. Senior Bond-Student Loan Rev.	185,000	3.13	6/1/39	170,537
NC Housing Finance Agency Rev.	65,000	3.95	1/1/41	63,755
NC Housing Finance Agency Rev.	515,000	4.00	7/1/47	514,846
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.60	1/1/46	846,410
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	95,000	4.00	1/1/48	95,000
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	695,000	3.63	7/1/49	577,239
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	6.00	7/1/53	545,305
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	369,552

				3,678,530

North Dakota - 0.7%
ND Housing Finance Agency Rev.	175,000	3.85	1/1/42	172,550
ND Housing Finance Agency Rev.	500,000	3.65	7/1/42	438,650
ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	697,579
ND Housing Finance Agency Rev.	500,000	4.00	1/1/53	500,795

				1,809,574

Ohio - 3.8%
Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	442,080
Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.50	12/1/55	390,010
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	820,000	4.00	5/15/49	762,608
Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	817,810
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	62,500
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	512,525
OH Housing Finance Agency Rev.	1,820,000	2.45	9/1/51	1,294,020

DECEMBER 31, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	200,000	4.05	3/1/37	194,490
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.35	9/1/39	246,613
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,990,000	2.85	9/1/46	1,433,437
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.55	9/1/47	490,940
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	5.10	9/1/47	1,553,835
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	4.00	9/1/48	323,324
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	305,000	4.00	3/1/49	293,011
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	980,000	2.75	9/1/51	688,303

				9,505,506

Oregon - 1.3%
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	345,607
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	130,000	3.80	7/1/34	127,013
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	220,000	4.00	7/1/38	213,763
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	3.70	1/1/42	450,420
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	361,175
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	714,300
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	271,656
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	405,750
Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	262,560

				3,152,244

Pennsylvania - 1.9%
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	3.89	10/1/34	431,748
Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	445,521
PA Higher Educational Assistance Agy. Rev.	440,000	2.63	6/1/42	368,544
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	235,757
PA Hsg. Finance Agy. Rev.	500,000	3.00	10/1/46	364,710
PA Hsg. Finance Agy. Rev.	90,000	4.00	10/1/46	89,938
PA Hsg. Finance Agy. Rev.	1,000,000	2.55	10/1/51	641,080
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,305,175
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	352,174
West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	430,075

				4,664,722

Rhode Island - 0.4%
RI Hsg. & Mortgage Finance Corp. Rev.	500,000	2.80	4/1/45	380,160
RI Student Loan Auth. Rev.	595,000	3.63	12/1/37	565,928

				946,088

South Carolina - 1.1%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	292,596
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	346,795
SC Jobs-Economic Dev. Auth. Rev. (Kiawah Life Plan Village, Inc. Proj.) [4]	500,000	8.75	7/1/25	520,035
SC Public Service Auth. Rev.	250,000	5.00	12/1/38	250,935
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	512,480
SC State Hsg. Finance & Dev. Auth. Rev.	460,000	3.05	7/1/45	364,624
SC State Hsg. Finance & Dev. Auth. Rev.	500,000	4.40	7/1/52	474,335

				2,761,800

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
South Dakota - 0.5%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	510,925
SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	769,250

				1,280,175

Tennessee - 3.2%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, [4,5]	500,000	6.50	6/1/27	135,000
Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	710,737
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	301,884
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	19
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	79
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	591,598
TN Hsg. Dev. Agency Rev.	415,000	2.55	7/1/46	282,046
TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	746,279
TN Hsg. Dev. Agency. Rev.	225,000	3.60	1/1/31	225,011
TN Hsg. Dev. Agency. Rev.	115,000	4.00	7/1/39	114,288
TN Hsg. Dev. Agency. Rev.	250,000	3.85	7/1/42	243,583
TN Hsg. Dev. Agency. Rev.	225,000	3.90	7/1/42	215,129
TN Hsg. Dev. Agency. Rev.	570,000	4.00	7/1/44	558,275
TN Hsg. Dev. Agency. Rev.	860,000	2.55	1/1/45	630,389
TN Hsg. Dev. Agency. Rev.	1,500,000	2.38	7/1/46	1,066,815
TN Hsg. Dev. Agency. Rev.	615,000	3.95	1/1/49	588,721
TN Hsg. Dev. Agency. Rev.	865,000	4.05	1/1/49	837,484
TN Hsg. Dev. Agency. Rev.	1,000,000	2.50	7/1/51	719,410

				7,966,763

Texas - 6.1%
Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	472,530
Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	758,530
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	506,325
Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	647,926
Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	189,016
Edinburg Economic Dev. Corp. Rev.	500,000	3.25	8/15/41	370,415
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	452,225
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	143,000
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	253,000
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	400,698
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	451,200
New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	509,630	2.00	11/15/61	233,105
New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	609,794
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	292,509
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	548,190
New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	379,380
New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	491,175
New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	490,490
North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	122,400
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	270,513

DECEMBER 31, 2022	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
San Antonio Education Facs. Corp. Rev. (Hallmark University Proj.)	290,000	5.00	10/1/41	246,857
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	500,765
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	512,290
TX Department of Housing & Community Affairs (GNMA Collateralized)	310,000	4.13	9/1/38	305,198
TX Department of Housing & Community Affairs (GNMA Collateralized)	925,000	3.63	9/1/44	859,815
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	381,125
TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	662,964
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,290,537
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	362,915
TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	776,730
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.50	9/1/52	534,685
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	536,825

				15,053,127

Utah - 1.0%
Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	371,195
Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	314,496
Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	718,750
UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	426,843
UT Hospital Auth. Rev. (IHC Health Services, Inc.)	500,000	5.00	5/15/45	508,215
UT Hsg. Corp. Single Family Mtg. Rev.	15,000	5.75	1/1/33	15,020
UT Hsg. Corp. Single Family Mtg. Rev.	25,000	4.60	7/1/34	25,014
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	185,000	4.00	1/1/36	183,222

				2,562,755

Vermont - 0.2%
Vermont Economic Dev. Auth. Mtg. Rev. (Wake Robin Corporation Proj.)	500,000	4.00	5/1/45	363,125

Virginia - 0.2%
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.35	10/1/43	501,515

Washington - 2.2%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	313,194
King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	809,250
King Co. Hsg. Auth. Rev. (Bellevue Manor and Abbey Ridge)	750,000	3.00	8/1/40	589,732
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	511,840
Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	358,735
Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	462,300
Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	846,610
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	1,000,000	5.00	7/1/36	883,830
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	498,950
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	272,259

				5,546,700

West Virginia - 0.6%
WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	783,679
WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	660,848

				1,444,527

Wisconsin - 4.0%
Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	461,580
Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	469,740

12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Public Finance Auth. Rev. (Presbyterian Villages of Michigan) [4]	895,000	4.75	11/15/53	668,511
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	426,145
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	506,735
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	277,863
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	500,000	5.00	6/1/41	448,815
WI Health & Educational Facs. Auth. Rev. (Hope Christian Schools)	560,000	3.00	12/1/31	479,892
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	722,598
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	288,257
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	251,123
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,385,895
WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	480,650
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	335,000	5.38	6/1/37	324,699
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	640,500
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	450,000
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	370
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	340
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	322
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	304
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	279
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	292
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	205,951
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	271
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	254
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	239
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	224
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	211
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	13,302
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	198
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	186
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	176
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	165
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	4

DECEMBER 31, 2022	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	154
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	145
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	136
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	129
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	120
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	110
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	35
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	1,301
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	307,500
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	2,358
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	382,932
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	135,302
WI Public Finance Auth. Rev. (Searstone CCRC Project) [4]	750,000	3.00	6/1/28	659,738

				9,996,158

Wyoming - 0.0%
WY Community Dev. Auth. Rev.	65,000	4.05	12/1/38	64,046

Total Municipal Bonds (Cost: $270,024,316)				218,132,999

	Quantity
Investment Companies - 4.2%
BlackRock Municipal Income Fund, Inc. (MUI)	52,666			596,706
BlackRock MuniHoldings Fund, Inc. (MHD)	51,519			625,441
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	45,777			455,481
BlackRock MuniYield Quality Fund III, Inc. (MYI)	48,671			545,602
BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	12,028			69,522
DWS Municipal Income Trust (KTF)	93,236			802,762
DWS Strategic Municipal Income Trust (KSM)	29,351			239,798
Invesco Advantage Municipal Income Trust II (VKI)	62,289			535,062
Invesco Municipal Opportunity Trust (VMO)	62,240			616,798
Invesco Municipal Trust (VKQ)	76,872			761,033
Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			308,700
Invesco Quality Municipal Income Trust (IQI)	91,114			858,294
Invesco Trust for Investment Grade Municipals (VGM)	66,447			667,792
Nuveen AMT-Free Municipal Credit Income Fund (NVG)	17,623			213,943
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972			1,864,362

14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Nuveen Quality Municipal Income Fund (NAD)	101,846	1,201,783

Total Investment Companies (cost: $12,991,957)		10,363,079

Total Investments in Securities - 92.3% (cost: $283,016,273)		228,496,078

Other Assets and Liabilities, net - 7.7%		19,065,820

Net Assets - 100.0%		$247,561,898

[1]

Variable rate security. Rate disclosed is as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2022 was $2,593,037 and represented 1.0% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2022 was $27,711,920 and represented 11.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2022 was $2,660,615 and represented 1.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of December 31, 2022 was $1,852,738 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2022.
[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	77	March 2023	(9,651,469)	139,812
U.S. Treasury 2-Year	134	March 2023	(27,480,469)	(29,390)
U.S. Treasury 5-Year	247	March 2023	(26,658,633)	45,221
U.S. Treasury 10-Year	412	March 2023	(46,266,315)	319,052

				474,695

[10]	The amount of $5,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2022.

DECEMBER 31, 2022	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2022 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	218,132,999	—	218,132,999
Investment Companies	10,363,079	—	—	10,363,079
Futures	504,085	—	—	504,085
Total:	10,867,164	218,132,999	—	229,000,163
Liabilities
Futures	(29,390)	—	—	(29,390)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

16